Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC
Schedule of Supplemental Cash Flow Information

	Six months ended
	July 2,	June 27,
	2016	2015
Cash payments:
Interest	$35,321	$50,646
Income taxes	1,017	1,257
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement	$—	$(64,102)

Supplemental cash flow information for the years ended January 2, 2016, December 27, 2014 and December 28, 2013 was as follows:

	2015	2014	2013
Cash payments:
Interest	$89,102	$64,097	$52,001
Income taxes	1,685	1,361	4,567
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement	$(64,102)	$—	$—